Share repurchase programs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 08, 2025	Jul. 28, 2025	Dec. 09, 2024	Jul. 22, 2024	Dec. 05, 2023	Feb. 13, 2023	Feb. 14, 2022
Equity [Abstract]
Number of shares authorized to be repurchased (up to) (in shares)				3,000,000	1,500,000	2,700,000	2,100,000	3,500,000	3,000,000	2,000,000
Repurchased and retired during period (in shares)	3,526,575
Acquired number of shares (in shares)	3,526,575	4,490,940	3,133,717
Average cost per common share (in dollars per share)	$ 41.59	$ 34.58	$ 28.27
Total cost	$ 146,685,678	$ 155,305,756	$ 88,590,240